                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Cardinal Capital Management, LLC
Address: One Fawcett Place
         Greenwich, CT 06830


Form 13F File Number: 28-7760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Amy K. Minella
Title:   Managing Director
Phone:   (203) 863-8981

Signature, Place, and Date of Signing:

    /s/ Amy K. Minella           Greenwich, CT    August 13, 1999
    __________________           _______________  _______________
    [Signature]                  [City, State]    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:     0

Form 13F Information Table Entry Total:     61

Form 13F Information Table Value Total:     $280,571
                                            [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         28-

         [Repeat as necessary.]

                   Form 13F INFORMATION TABLE

Cardinal Capital Management, L.L.C.

          ITEM 1             ITEM 2      ITEM 3    ITEM 4         ITEM 5             ITEM 6                     ITEM 7
----------------------    ------------  --------  --------  -------------------    ----------         --------------------------
                                                                SHARES
                                                    FAIR          OR                                      ***VOTING AUTHORITY***
                          TITLE       CUSIP       MARKET       PRINCIPAL           INVESTMENT
       NAME OF ISSUER   OF CLASS     NUMBER        VALUE        AMOUNT             DISCRETION             SOLE   SHARED     NONE
       ---------------  ---------    -------     --------       -------            ----------             ----    -----     -----
ARC Int'l Corp.        Common Stock  001905108       $119        90,300              Sole                  90,300
Adrian Steel           Common Stock  007338106     $4,660        11,651              Sole                   7,792            3,859
American Pad & Paper   Common Stock  028816106        $20        10,000              Sole                                   10,000
Anacomp                Common Stock  032371106     $6,810       400,569              Sole                 191,900          208,669
Arizona Land Income    Common Stock  040515108     $2,747       488,355              Sole                 386,805          101,550
Astrosystems, Inc.     Common Stock  046465100     $1,265       421,543              Sole                  70,300          351,243
Avalon Holdings        Common Stock  05343P109     $2,874       425,800              Sole                 228,300          197,500
Benjamin Moore & Co.   Common Stock  615649100     $9,966       106,092              Sole                  51,278           54,814
Bluegreen Corp.        Common Stock  096231105       $840       154,400              Sole                  24,900          129,500
Burns Int'l            Common Stock  099733107     $4,239       208,700              Sole                 100,000          108,700
Cencor Inc.            Common Stock  151310406        $21         7,179              Sole                                    7,179
Checkfree Holdings
 Corp.                 Common Stock  162816102       $276        10,000              Sole                  10,000
Clean Harbors          Common Stock  184496107        $80        43,871              Sole                  43,871
Columbian Rope Co.     Common Stock  198684102     $1,070         8,229              Sole                   1,289            6,940
Crowley Maritime       Common Stock  228090106     $5,142         3,546              Sole                   1,779            1,767
Crown City Plating Co  Common Stock  228237103       $639        35,500              Sole                                   35,500
EMPI Inc.              Common Stock  291586105    $13,104       537,600              Sole                 225,100          312,500
El Paso Electric       Common Stock  283677854    $13,514     1,512,100              Sole                 686,400          825,700
Emcor Group            Common Stock  29084Q100    $12,569       499,000              Sole                 229,900          269,100
Farmer Bros.           Common Stock  307675108     $3,383        16,915              Sole                   6,053           10,862
First City Liq Trust
 Cert                  Common Stock  33762E108    $13,085       539,596              Sole                 230,979          308,617
Furniture Brands Intl  Common Stock  360921100       $418        15,000              Sole                  15,000
GP Strategies          Common Stock  36225V104     $8,040       918,900              Sole                 455,000          463,900
Gantos                 Common Stock  36473U204       $151       192,753              Sole                 192,753
Golden State-Litig WT  Common Stock  381197136       $654       498,400              Sole                 269,900          228,500
Harvard Industries     Common Stock  417434503       $196        27,465              Sole                  27,465
Harvey Entertainment   Common Stock  417662103     $1,290       268,050              Sole                 121,350          146,700
Herbalife Decs Trust 3 Common Stock  243665205     $5,124       509,200              Sole                 216,200          293,000
Herbalife Intl.
 Class B               Common Stock  426908307     $2,374       275,200              Sole                  48,700          226,500
Hollinger Int'l        Common Stock  435569108    $10,446       879,700              Sole                 368,600          511,100
Host Marriott Services Common Stock  440914109     $7,738       952,400              Sole                 374,400          578,000
ITI Technologies       Common Stock  450564109     $3,584       158,400              Sole                  74,700           83,700
Int'l Home Foods       Common Stock  459655106     $9,165       497,100              Sole                 197,500          299,600
KTI Inc.               Common Stock  482689205     $8,271       580,400              Sole                 283,800          296,600


                                4




Lab Corp of America    Common Stock  50540R102     $2,679       931,900              Sole                 450,800          481,100
Louisville Bedding     Common Stock  546625104       $271         3,155              Sole                                    3,155
M&F Worldwide Corp.    Common Stock  552541104     $7,056       889,000              Sole                 454,800          434,200
Manpower Inc.          Common Stock  56418H100     $2,882       127,400              Sole                  55,100           72,300
Meritor Savings Bank   Common Stock  590007100     $4,161     2,774,000              Sole               1,130,100        1,643,900
Modtech                Common Stock  607914108     $3,577       314,462              Sole                  90,293          224,169
Musicland              Common Stock  62758B109     $4,398       462,900              Sole                 231,600          231,300
Nautica                Common Stock  639089101     $6,416       380,200              Sole                 173,900          206,300
Oneida Ltd.            Common Stock  682505102     $1,631        58,000              Sole                  11,000           47,000
Prison Realty Trust
 Inc.                  Common Stock  74264N105     $7,302       744,158              Sole                 336,910          407,248
Pulaski Furniture      Common Stock  745553107     $2,706       132,800              Sole                  50,500           82,300
Quest Diagnostic       Common Stock  74834L100     $3,241       118,400              Sole                  38,300           80,100
RWC Inc.               Common Stock  749904108     $2,069        49,261              Sole                  23,650           25,611
Rymer Foods Inc.       Common Stock  783771306       $155       115,000              Sole                 115,000
SLM International      Common Stock  784414203     $1,083        67,699              Sole                  67,699
Scholastic Corporation Common Stock  807066105     $5,275       104,200              Sole                  48,500           55,700
Scientific Games       Common Stock  808747109     $8,703       446,300              Sole                 201,200          245,100
Smith Investment Co.   Common Stock  832118103       $400         8,010              Sole                                    8,010
Sterling Software      Common Stock  859547101    $15,085       570,600              Sole                 245,100          325,500
Suiza Foods            Common Stock  865077101    $11,214       267,800              Sole                 107,400          160,400
Synthetic Industries
 Inc.                  Common Stock  871914107    $10,986       372,407              Sole                 185,200          187,207
Trans World Ent.       Common Stock  89336Q100     $1,711       152,100              Sole                  61,000           91,100
Trinity Industries Inc Common Stock  896522109     $3,598       107,400              Sole                  48,300           59,100
US Leather Inc         Common Stock  912134103        $46        45,506              Sole                  45,506
Unilab                 Common Stock  904763109     $3,146       524,300              Sole                 211,100          313,200
Velcro Industries      Common Stock  922571104    $12,239     1,009,376              Sole                 441,326          568,050
York Group Inc.        Common Stock  986632107     $4,667       622,300              Sole                 260,100          362,200
                                                 --------
                                                 $280,571





















                                5
01269001.AJ3